Share-Based Compensation (Details) - Schedule of RSUs Activity - RSUs activity [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of RSUs Activity [Line Items]
Number of RSUs, Unvested Balance	19,703	16,628	3,637
Number of RSUs, Granted		10,050	15,000
Number of RSUs, Vested	(6,092)	(4,374)	(1,764)
Number of RSUs, Forfeited	(10,644)	(2,601)	(245)
Number of RSUs, Unvested Balance	2,967	19,703	16,628